--------------------------
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                                                      --------------------------
                                                      OMB Number:      3235-0582
                                                      Expires:    March 31, 2012
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                                                      hours per response     9.6
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number   811-22213
                                  ----------------------------------------------

                           AlphaMark Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  250 Grandview Drive, Suite 175        Ft. Mitchell, Kentucky         41017
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                    ----------------------------

Date of fiscal year end:        August 31, 2009
                           ---------------------------

Date of reporting period:       June 30, 2009
                           ---------------------------


      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

      Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

      (a)   The name of the issuer of the portfolio security;

      (b)   The exchange ticker symbol of the portfolio security;

      (c)   The  Council  on  Uniform   Securities   Identification   Procedures
            ("CUSIP") number for the portfolio security;

      (d)   The shareholder meeting date;

      (e)   A brief identification of the matter voted on;

      (f) Whether the matter was proposed by the issuer or by a security holder;

      (g)   Whether the registrant cast its vote on the matter;

      (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (i)   Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AlphaMark Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Michael L. Simon
                         -------------------------------------------------------
                               Michael L. Simon, President
Date      August 26, 2009
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                           INVESTMENT COMPANY REPORT

================================================================================
             NAME OF FUND: AlphaMark Large Cap Growth Fund - (AMLCX)
================================================================================

    For shareholder meetings held from October 31, 2008 through June 30, 2009

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             How did
                                                                                                             the Fund
                                                                                                             Cast its     Did the
                                                                                      Proposed by    Did       Vote?     Fund vote
                                               Shareholder                             Issuer or     the        FOR,       For or
                            Ticker               Meeting     Brief Identification of    Security     Fund     AGAINST,    Against
     Issuer Name            Symbol     CUSIP       Date       the Matter Voted On        Holder?     Vote?    ABSTAIN    Management?
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc            ADBE    00724F101   04/01/09    Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc            ADBE    00724F101   04/01/09    Eq. Inc. Plan               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc            ADBE    00724F101   04/01/09    CPA firm approval           Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
AMGEN Inc.                   AMGN    031162100   5/6/2009    Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
AMGEN Inc.                   AMGN    031162100   5/6/2009    CPA firm approval           Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
AMGEN Inc.                   AMGN    031162100   5/6/2009    Eq incent                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
AMGEN Inc.                   AMGN    031162100   5/6/2009    Voting Req                  Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
AMGEN Inc.                   AMGN    031162100   5/6/2009    10% common stk to call      Security     Yes        Against    For
                                                             meeting                     Holder
------------------------------------------------------------------------------------------------------------------------------------
AMGEN Inc.                   AMGN    031162100   5/6/2009    Chg Jurisdiction from       Security     Yes        Against    For
                                                             NE to ND                    Holder
------------------------------------------------------------------------------------------------------------------------------------
Amphenol Corporation         APH     032095101   5/20/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Amphenol Corporation         APH     032095101   5/20/2009   CPA firm appt               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Amphenol Corporation         APH     032095101   5/20/2009   Exec Incent plan            Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Amphenol Corporation         APH     032095101   5/20/2009   Stock Pur/option plan       Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Corning Incorporated         GLW     219350105   4/30/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Corning Incorporated         GLW     219350105   4/30/2009   CPA approval                Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Corning Incorporated         GLW     219350105   4/30/2009   SHAREHOLDER prop -          Security     Yes        Against    For
                                                             Majority Vote               Holder
------------------------------------------------------------------------------------------------------------------------------------
Corning Incorporated         GLW     219350105   4/30/2009   SHAREHOLDER prop - Elec     Security     Yes        Against    For
                                                             of Ea Dir                   Holder
------------------------------------------------------------------------------------------------------------------------------------
EBAY Inc.                    EBAY    278642103   4/29/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
EBAY Inc.                    EBAY    278642103   4/29/2009   Exec inctiv.plan            Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
EBAY Inc.                    EBAY    278642103   4/29/2009   Eq inctive                  Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
EBAY Inc.                    EBAY    278642103   4/29/2009   CPA firm                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Flowserve Corporation        FLS     34354P105   5/14/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Flowserve Corporation        FLS     34354P105   5/14/2009   Eq comp                     Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Flowserve Corporation        FLS     34354P105   5/14/2009   CPA firm approval           Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd.                  GRMN    G37260109   6/5/2009    Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd.                  GRMN    G37260109   6/5/2009    CPA firm approval           Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd.                  GRMN    G37260109   6/5/2009    Eq incent                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd.                  GRMN    G37260109   6/5/2009    Non Emp Dir Option Plan     Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
IntercontinentalExchange     ICE     45865V100   5/14/2009   Directors                   Issuer       Yes        For        For
Inc
------------------------------------------------------------------------------------------------------------------------------------
IntercontinentalExchange     ICE     45865V100   5/14/2009   Exec bonus plan             Issuer       Yes        For        For
Inc
------------------------------------------------------------------------------------------------------------------------------------
IntercontinentalExchange     ICE     45865V100   5/14/2009   Incent plan                 Issuer       Yes        For        For
Inc
------------------------------------------------------------------------------------------------------------------------------------
IntercontinentalExchange     ICE     45865V100   5/14/2009   CPA firm approval           Issuer       Yes        For        For
Inc
------------------------------------------------------------------------------------------------------------------------------------
Jabcobs, Engineering         JEC     469814107   1/22/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Jabcobs, Engineering         JEC     469814107   1/22/2009   Emp stk PP                  Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Jabcobs, Engineering         JEC     469814107   1/22/2009   Stock Incent. Plan          Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Jabcobs, Engineering         JEC     469814107   1/22/2009   CPA firm appl.              Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group Inc      JNS     47102X105   4/30/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group Inc      JNS     47102X105   4/30/2009   CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson            JNJ     478160104   4/23/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson            JNJ     478160104   4/23/2009   CPA firm approval           Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson            JNJ     478160104   4/23/2009   ADVISORY vote on executive  Security     Yes        Against    For
                                                             compensation policies and                           Holder
                                                             procedures
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications           LLL     502424104   4/28/2009   Director                    Issuer       Yes        For        For
Holdings Inc
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications           LLL     502424104   4/28/2009   Emp stock plan              Issuer       Yes        For        For
Holdings Inc
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications           LLL     502424104   4/28/2009   CPA firm approval           Issuer       Yes        For        For
Holdings Inc
------------------------------------------------------------------------------------------------------------------------------------
McDonalds                    MCD     580135101   5/27/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
McDonalds                    MCD     580135101   5/27/2009   CPA firm appl               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
McDonalds                    MCD     580135101   5/27/2009   Perf goals                  Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
McDonalds                    MCD     580135101   5/27/2009   Cash Incent. Plan           Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
McDonalds                    MCD     580135101   5/27/2009   SHAREHOLDER Prop-vote on    Security     Yes        Against    For
                                                             executive compensation      Holder
------------------------------------------------------------------------------------------------------------------------------------
McDonalds                    MCD     580135101   5/27/2009   SHAREHOLDER-cage free eggs  Security     Yes        Against    For
                                                                                         Holder
------------------------------------------------------------------------------------------------------------------------------------
MEMC Electronics Materials   WFR     552715104   4/21/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
MEMC Electronics Materials   WFR     552715104   4/21/2009   CPA firm appt               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
MEMC Electronics Materials   WFR     552715104   4/21/2009   proxy vote info             Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product       PPDI    717124101   5/20/2009   Directors                   Issuer       Yes        For        For
Development
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product       PPDI    717124101   5/20/2009   Eq comp plan                Issuer       Yes        For        For
Development
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product       PPDI    717124101   5/20/2009   CPF firm appt               Issuer       Yes        For        For
Development
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product       PPDI    717124101   5/20/2009   Proxy voting                Issuer       Yes        For        For
Development
------------------------------------------------------------------------------------------------------------------------------------
Phillips Van Heusen Corp     PH      701094104   6/25/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Phillips Van Heusen Corp     PH      701094104   6/25/2009   Stk Incent plan             Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Phillips Van Heusen Corp     PH      701094104   6/25/2009   bonus plan                  Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Phillips Van Heusen Corp     PH      701094104   6/25/2009   Long Term plan              Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Phillips Van Heusen Corp     PH      701094104   6/25/2009   Auditors election           Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Potash Corporation of        POT     73755L107   5/7/2009    Directors                   Issuer       Yes        For        For
Saskatchewan
------------------------------------------------------------------------------------------------------------------------------------
Potash Corporation of        POT     73755L107   5/7/2009    CPA firm appt               Issuer       Yes        For        For
Saskatchewan
------------------------------------------------------------------------------------------------------------------------------------
Potash Corporation of        POT     73755L107   5/7/2009    Per Opt plan                Issuer       Yes        For        For
Saskatchewan
------------------------------------------------------------------------------------------------------------------------------------
Potash Corporation of        POT     73755L107   5/7/2009    SHAREHOLDER prop - say on   Security     Yes        Against    For
Saskatchewan                                                 pay                         Holder
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                SPLS    855030102   6/9/2009    Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                SPLS    855030102   6/9/2009    Stock pur plan              Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                SPLS    855030102   6/9/2009    Intl stock pur plan         Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                SPLS    855030102   6/9/2009    CPA firm appt               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                SPLS    855030102   6/9/2009    SHAREHOLDER PROP-re-        Security  Yes        Against    For
                                                             incorporate in North Dakota Holder
------------------------------------------------------------------------------------------------------------------------------------
State Street Corporation     STT     857477103   5/20/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
State Street Corporation     STT     857477103   5/20/2009   Art. Of Org                 Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
State Street Corporation     STT     857477103   5/20/2009   Eq Incent                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
State Street Corporation     STT     857477103   5/20/2009   Exec Comp                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
State Street Corporation     STT     857477103   5/20/2009   CPA firm appt               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
State Street Corporation     STT     857477103   5/20/2009   SHAREHOLDER PROP - revise   Security     Yes        Against    For
                                                             Bylaws                      Holder
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc        TXN     882508104   4/16/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc        TXN     882508104   4/16/2009   CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc        TXN     882508104   4/16/2009   Long term incent            Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc        TXN     882508104   4/16/2009   Dir comp plan               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc        TXN     882508104   4/16/2009   SHAREHOLDER PROP -          Security     Yes        Against    For
                                                             Separation of Chairman      Holder
                                                             and CEO
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation    VLO     91913Y100   4/30/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation    VLO     91913Y100   4/30/2009   CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation    VLO     91913Y100   4/30/2009   STOCKHOLDER - Say on pay    Security     Yes        Against    For
                                                                                         Holder
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation    VLO     91913Y100   4/30/2009   STOCKHOLDER - stock         Security     Yes        Against    For
                                                             retention by executives     Holder
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation    VLO     91913Y100   4/30/2009   STOCKHOLDER-compensation    Security     Yes        Against    For
                                                             consultant disclosure       Holder
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation    VLO     91913Y100   4/30/2009   STOCKHOLDER-Pol. Contrib/     Security   Yes        Against    For
                                                             trade association disclosures Holder
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   VZ      92343V104   5/7/2009    Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   VZ      92343V104   5/7/2009    CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   VZ      92343V104   5/7/2009    Exec comp                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   VZ      92343V104   5/7/2009    Lg trm incent               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   VZ      92343V104   5/7/2009    Sh trm incent               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   VZ      92343V104   5/7/2009    SHAREHOLDER PROP-prohibit   Security     Yes        Against    For
                                                             granting of stock options   Holder
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   VZ      92343V104   5/7/2009    SHAREHOLDER PROP-ability to  Security    Yes        Against    For
                                                             call a special meeting       Holder
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   VZ      92343V104   5/7/2009    SHAREHOLDER PROP-           Security     Yes        Against    For
                                                             Separate office of          Holder
                                                             Chairman/CEO
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   VZ      92343V104   5/7/2009    SHAREHOLDER PROP-Cumulative Security     Yes        Against    For
                                                             voting                      Holder
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc   VZ      92343V104   5/7/2009    SHAREHOLDER PROP-Approved   Security     Yes        Against    For
                                                             Death benefits              Holder
------------------------------------------------------------------------------------------------------------------------------------
Waste Management             WM      94106L109   5/8/2009    Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Waste Management             WM      94106L109   5/8/2009    CPA firm ratif              Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Waste Management             WM      94106L109   5/8/2009    Emp stock pp                Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Waste Management             WM      94106L109   5/8/2009    Stock Incent. Plan          Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Waste Management             WM      94106L109   5/8/2009    SHAREHOLDER PROP -          Security     Yes        Against    For
                                                             disclose Polit. Contrib     Holder
------------------------------------------------------------------------------------------------------------------------------------
Waste Management             WM      94106L109   5/8/2009    SHAREHOLDER PROP - adp      Security     Yes        Against    For
                                                             simple Major. Vote          Holder
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy                   XTO     98385X106   05/19/09    Amend to have ann dir       Issuer       Yes        For        For
                                                             vote
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy                   XTO     98385X106   05/19/09    directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy                   XTO     98385X106   05/19/09    Exec incent. Plan           Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy                   XTO     98385X106   05/19/09    CPA firm app                Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy                   XTO     98385X106   05/19/09    STOCKHOLDER - Exec          Security     Yes        Against    For
                                                             compensation                Holder
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy                   XTO     98385X106   05/19/09    STOCKHOLDER -  Exec         Security     Yes        Against    For
                                                             Death Benefits              Holder
------------------------------------------------------------------------------------------------------------------------------------

================================================================================
             NAME OF FUND: AlphaMark Small Cap Growth Fund - (AMLCX)
================================================================================

    For shareholder meetings held from October 31, 2008 through June 30, 2009

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             How did
                                                                                                             the Fund
                                                                                                             Cast its     Did the
                                                                                      Proposed by    Did       Vote?     Fund vote
                                               Shareholder                             Issuer or     the        FOR,       For or
                            Ticker               Meeting     Brief Identification of    Security     Fund     AGAINST,    Against
     Issuer Name            Symbol     CUSIP       Date       the Matter Voted On        Holder?     Vote?    ABSTAIN    Management?
------------------------------------------------------------------------------------------------------------------------------------
American Physicians          AMPH    028882108   6/3/2009    Directors                   Issuer       Yes        For        For
Service Group
------------------------------------------------------------------------------------------------------------------------------------
Amerigroup Corporation       AGP     03073T102   5/7/2009    Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Amerigroup Corporation       AGP     03073T102   5/7/2009    CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Amerigroup Corporation       AGP     03073T102   5/7/2009    Eq incent                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Balchem Corporation          BCPC    057665200   4/21/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Balchem Corporation          BCPC    057665200   4/21/2009   CPA firm approval           Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories Inc     BIO     090572207   4/28/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories Inc     BIO     090572207   4/28/2009   CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Darling International Inc    DAR     237266101   5/12/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Darling International Inc    DAR     237266101   5/12/2009   CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Furmanite Corporation        FRM     361086101   5/28/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Furmanite Corporation        FRM     361086101   5/28/2009   Stk incent plan             Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Kendle International Inc     KNDL    48880L107   5/14/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Kendle International Inc     KNDL    48880L107   5/14/2009   CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Kendle International Inc     KNDL    48880L107   5/14/2009   Amend code                  Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Netflix Inc.                 NFLX    64110L106   5/28/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Netflix Inc.                 NFLX    64110L106   5/28/2009   CPA Appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation            NOK     654902204   4/23/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation            NOK     654902204   4/23/2009   Ann Accts                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation            NOK     654902204   4/23/2009   Divd pymt                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation            NOK     654902204   4/23/2009   Rem of board                Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation            NOK     654902204   4/23/2009   No. on board                Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation            NOK     654902204   4/23/2009   Rum. Of auditor             Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation            NOK     654902204   4/23/2009   Election of auditor         Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation            NOK     654902204   4/23/2009   Board of dir share          Issuer       Yes        For        For
                                                             repurch
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation            NOK     654902204   4/23/2009   Legal Counsel proxy         Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
North American Galvanizing   NGA     65686Y109   2/27/2009   Certif of Inc               Issuer       Yes        For        For
& Coatings
------------------------------------------------------------------------------------------------------------------------------------
Olin Corporation             OLN     680665205   4/23/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Olin Corporation             OLN     680665205   4/23/2009   Lg trm incent               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Olin Corporation             OLN     680665205   4/23/2009   CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp           OME     68210P107   6/12/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp           OME     68210P107   6/12/2009   CPA firm appt               Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corporation           TSO     881609101   5/6/2009    Director                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corporation           TSO     881609101   5/6/2009    CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Vascular Solutions           VASC    92231M109   4/21/2009   Directors                   Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------
Vascular Solutions           VASC    92231M109   4/21/2009   CPA appt                    Issuer       Yes        For        For
------------------------------------------------------------------------------------------------------------------------------------